Fair value measurement - Transfers between levels (Details) - At fair value - Equity and debt securities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Transfers from level 1 to level 2	$ 3,927	$ 678
Transfers from level 2 to level 1	1,631	$ 1,121
Transfers into level 3	$ 53